Financial instruments and financial risk management - Additional information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Impact of net loss	$ (795,172)	$ 605,096	$ (20,049)
Percentage of volatility used was increased	10.00%
Derivative liability	$ 540,285
Interest rate risk
Disclosure of risk management strategy related to hedge accounting [line items]
Impact of net loss	$ 84,250	$ 164,830
Change in market interest rates	1.00%	1.00%
Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Change in the US dollars to Canadian dollar exchange rate	10.00%	10.00%
Impact of net loss	$ 1,072,409	$ 1,777,195